Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Machinery and equipment [Member] | Minimum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life [Line Items]
Estimated Life	5 years	5 years
Machinery and equipment [Member] | Maximum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life [Line Items]
Estimated Life	10 years	10 years
Furniture, fixtures and computer equipment [Member] | Minimum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life [Line Items]
Estimated Life	5 years	5 years
Furniture, fixtures and computer equipment [Member] | Maximum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life [Line Items]
Estimated Life	7 years	7 years
Vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life [Line Items]
Estimated Life	3 years	3 years
Vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life [Line Items]
Estimated Life	5 years	5 years
Leasehold improvements [Member] | Minimum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life [Line Items]
Estimated Life	2 years	2 years
Leasehold improvements [Member] | Maximum [Member]
Summary of Significant Accounting Polices (Details) - Schedule of estimated useful life [Line Items]
Estimated Life	5 years	5 years